Offerings	Jan. 29, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Maximum Aggregate Offering Price	$ 57,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,940.75
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act. Includes shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

We have also agreed to issue to Roth Capital Partners, LLC warrants to purchase a number of common stock equal to 5% of the total number of shares of common stock sold in this offering, including any shares issued upon exercise of the underwriters’ over-allotment option. The underwriters’ warrants will have an exercise price per share equal to 150% of the public offering price per share in this offering and may be exercised on a cashless basis.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value, underlying the Representative's Warrants
Maximum Aggregate Offering Price	$ 4,312,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 595.56
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), the securities registered hereunder include such indeterminate number of additional shares of common stock as may be issued after the date hereof as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(o) under the Securities Act. Includes shares of common stock that the underwriters have the option to purchase to cover over-allotments, if any.